Financial Instruments - Fair Values and Risk Management - Summary of Information about Credit Risk Exposure on Trade Receivables Using a Provision Matrix (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Total gross carrying amount	€ 33,304	€ 39,056
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Total gross carrying amount	37,567	44,660
Credit risk [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Trade receivables subject to collective valuation	1,995	2,514
Trade receivables subject to specific valuation	35,572	42,146
Total gross carrying amount	37,567	44,660
Expected credit loss	89	43
Less than Thirty days [member]
Disclosure of credit risk exposure [line items]
Total gross carrying amount	4,707	7,158
Less than Thirty days [member] | Credit risk [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Trade receivables subject to collective valuation	€ 1,798	€ 2,332
Default rate	0.86%	0.53%
Expected credit loss	€ 15	€ 12
Thirty to sixty days [member]
Disclosure of credit risk exposure [line items]
Total gross carrying amount	1,053	1,355
Thirty to sixty days [member] | Credit risk [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Trade receivables subject to collective valuation	€ 83	€ 68
Default rate	13.06%	5.46%
Expected credit loss	€ 11	€ 4
Sixty One Days To Ninety Days [member]
Disclosure of credit risk exposure [line items]
Total gross carrying amount	429	563
Sixty One Days To Ninety Days [member] | Credit risk [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Trade receivables subject to collective valuation	€ 78	€ 84
Default rate	37.78%	17.08%
Expected credit loss	€ 29	€ 14
Past Due Greater Than Ninety Days [member] | Credit risk [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Trade receivables subject to collective valuation	€ 36	€ 30
Default rate	95.31%	43.47%
Expected credit loss	€ 34	€ 13